Stock Options (Tables)	12 Months Ended
Dec. 31, 2024
Stock Options
Summary of stock option transactions and the number of stock options outstanding

	December 31, 2024		December 31, 2023
		Weighted		Weighted
		Average		Average
	Number	Exercise Price	Number	Exercise Price
Outstanding, beginning of year	383,533	$45	368,827	$42
Granted	17,194	100	22,981	100
Forfeited	—	—	(8,275)	91
Outstanding, end of year	400,427	47	383,533	45
Less: Options not vested	(27,228)	100	(48,708)	100
Vested at year end	373,499	$43	334,825	$37

Summary of assumptions for estimation of fair value of option granted

	2024	2023
Risk-free interest rate	3.87%	3.87%
Exercise price	$100	$100
Share price	$52.06	$51.12
Expected life of options	3 Years	3 Years
Annualized volatility	63.0%	60.0%